TANGIBLE FIXED ASSETS - Acquisition of DPN LLC (Details) - DPN LLC Inc $ in Thousands, shares in Millions	Mar. 08, 2022 USD ($) a EquityInstruments shares
TANGIBLE FIXED ASSETS
Area of land acquired (in acres) | a	160
Option to purchase further land (in acres) | a	157
Consideration transferred in shares in asset acquisition, acquisition-date fair value	$ 3,600
Number of shares issued and allotted (in shares) | EquityInstruments	3,497,817
Share based payment	$ 4,355
Contingent consideration to be settled in shares	10,710
Total	15,065
Tangible fixed assets (Asset under construction)	15,065
Total	$ 15,065
Maximum
TANGIBLE FIXED ASSETS
Number of shares issuable upon achievement of certain contractual milestones (in shares) | shares	8.6